Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax [Line Items]
U.S. corporate tax rate		35.00%
Percentage of EBITDA limit set for U.S. interest expense deductions		30.00%
Percentage of EBIT limit set for U.S. interest expense deductions		30.00%
Tax Cuts and Jobs Act, income tax benefit		$ 28,000
Tax Cuts and Jobs Act, decrease in net deferred tax liabilities		28,000
Deferred tax asset attributable to net operating loss carryforwards		(3,840,759)	$ (3,937,736)
Deferred tax assets attributable to tax credit carryforwards		11,335	17,562
Long term tax receivable		2,300
Net operating loss carryforwards with expiration		40,600
Net operating loss carryforwards without expiration		3,800,000
Research and development credit carryforward		4,200
Foreign tax credit carryforward		11,200
Valuation allowance amount		(3,456,344)	(3,415,491)
Gross unrecognized tax benefits		31,380	36,167	$ 40,248
Unrecognized tax benefits that would impact effective tax rate		27,800	27,900
Reserves for interest and penalties		600	3,100
Increase in prior period tax position		300
Increase related to current tax position		2,200
Decrease due to the expiration of statute of limitations for assessment of taxes		7,281	7,034
Scenario, Forecast [Member]
Income Tax [Line Items]
U.S. corporate tax rate	21.00%
Future Benefit [Member]
Income Tax [Line Items]
Deferred tax assets attributable to tax credit carryforwards		$ 15,400	$ 28,700
Research and Development Tax Credit Carryforward [Member]
Income Tax [Line Items]
Net operating loss carryforward expiry Date		2037
Intelsat Luxembourg [Member]
Income Tax [Line Items]
Enacted tax rate		27.08%
Foreign Tax Authority [Member]
Income Tax [Line Items]
Net operating loss carryforward expiry Date		2026
Minimum [Member]
Income Tax [Line Items]
Net operating loss carryforward expiry Date		2022
Maximum [Member]
Income Tax [Line Items]
Net operating loss carryforward expiry Date		2037